UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010


Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:


/s/ Lance Simpson                Minnetonka, MN                08/12/2010


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                        60
Form 13F Information Table Value Total:              $656,466,601


Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number        Name
1           28-02510                    Roxbury Capital Management, LLC

                                                      FORM 13F INFORMATION TABLE

NAME OF                       TITLE           CUSIP       VALUE       SHRS OR   SH/   PUT/  INVESTMENT OTHER      VOTING AUTHORITY
ISSUER                        OF CLASS                                PRN AMT   PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------  --------------  ---------   ----------  --------- ---   ----  ---------- -------- -------- ------ ----
ADOBE SYS INC                 COM             00724F101   16,377,402    470,615  SH          Sole                470,615
AFLAC INC                     COM             1055102     11,150,564     222833  SH          Sole                222,833
AMERICAN TOWER CORP           CL A            29912201    21,322,758     511092  SH          Sole                511,092
AUTODESK INC                  COM             52769106     5,264,566    160,652  SH          Sole                160,652
BARD C R INC                  COM             67383109       586,578      6,964  SH          Sole                  6,964
BAXTER INTL INC               COM             71813109     5,955,666     132702  SH          Sole                132,702
BECKMAN COULTER INC           COM             75811109    13,923,540    225,300  SH          Sole                225,300

BERKSHIRE HATHAWAY INC DEL    CL A            84670702    18,494,268     237106  SH          Sole                237,106

BOSTON SCIENTIFIC CORP        COM             101137107   10,840,975  1,591,920  SH          Sole              1,591,920
C H ROBINSON WORLDWIDE INC    COM NEW         12541W209    3,108,998      50784  SH          Sole                 50,784
BARD C R INC                  COM             67383109     2,199,330     26,111  SH          Sole                 26,111
CHEVRON CORP NEW              COM             166764100   15,515,308     193796  SH          Sole                193,796
CISCO SYS INC                 COM             17275R102   19,422,626    726,351  SH          Sole                726,351
COLGATE PALMOLIVE CO          COM             194162103   13,499,842     161578  SH          Sole                161,578
CONSOLIDATED TOMOKA LD CO     COM             210226106    2,146,820     62,462  SH          Sole                 62,462
DUN & BRADSTREET CORP DEL NE  COM             26483E100   15,734,026     206646  SH          Sole                206,646
ECOLAB INC                    COM             278865100    5,460,722     112569  SH          Sole                112,569
EXXON MOBIL CORP              COM             30231G102   20,764,060     319890  SH          Sole                319,890
FEDEX CORP                    COM             31428X106    8,598,110      95790  SH          Sole                 95,790
FIRST AMERN CORP CALIF        COM             318522307   15,903,772    429,020  SH          Sole                429,020
FOSTER WHEELER AG             COM             H27178104    2,969,675    103,726  SH          Sole                103,726
GENERAL DYNAMICS CORP         COM             369550108   13,681,014     184654  SH          Sole                184,654
HOME DEPOT INC                COM             437076102      114,525      3,191  SH          Sole                  3,191
INTEL CORP                    COM             458140100   14,490,268     627556  SH          Sole                627,556
JACOBS ENGR GROUP INC DEL     COM             469814107   25,331,061    541,262  SH          Sole                541,262
JOHNSON & JOHNSON             COM             478160104   16,692,541     257204  SH          Sole                257,204
KLA-TENCOR CORP               COM             482480100    2,075,055      62464  SH          Sole                 62,464
KRISPY KREME DOUGHNUTS INC    COM             501014104           89       1120  SH          Sole                  1,120
LEGG MASON INC                COM             524901105   22,890,005    669,690  SH          Sole                669,690
LOWES COS INC                 COM             548661107   20,851,598    770,569  SH          Sole                770,569
MAXIM INTEGRATED PRODS INC    COM             57772K101   16,900,279    865,793  SH          Sole                865,793
MEDTRONIC INC                 COM             585055106   13,449,673     310616  SH          Sole                310,616
MICROCHIP TECHNOLOGY INC      COM             595017104    3,591,632    122,959  SH          Sole                122,959
MICROSOFT CORP                COM             594918104   21,637,016     734953  SH          Sole                734,953
MONSANTO CO NEW               COM             61166W101    8,444,028     148584  SH          Sole                148,584
NETAPP INC                    COM             64110D104   11,632,161     341620  SH          Sole                341,620
NOBLE CORPORATION BAAR        NAMEN -AKT      H5833N103    3,591,563     127079  SH          Sole                127,079
NOVARTIS A G                  SPONSORED ADR   66987V109   15,242,900     312739  SH          Sole                312,739
OMNICOM GROUP INC             COM             681919106   15,879,859    377,822  SH          Sole                377,822
PAYCHEX INC                   COM             704326107   12,292,193    401,837  SH          Sole                401,837
PEOPLES UNITED FINANCIAL INC  COM             712704105    2,601,938    175,451  SH          Sole                175,451
PETSMART INC                  COM             716768106    4,235,992    121,864  SH          Sole                121,864
PRAXAIR INC                   COM             74005P104   11,085,382     135601  SH          Sole                135,601
PROCTER & GAMBLE CO           COM             742718109   11,545,265     183200  SH          Sole                183,200
QUALCOMM INC                  COM             747525103    8,242,560     216000  SH          Sole                216,000
SBA COMMUNICATIONS CORP       COM             78388J106    6,755,485    198,050  SH          Sole                198,050
ST JOE CO                     COM             790148100    5,267,994    169,771  SH          Sole                169,771
ST JUDE MED INC               COM             790849103    4,075,681    103,998  SH          Sole                103,998
ST JOE CO                     COM             790148100      329,477     10,618  SH          Sole                 10,618
STERICYCLE INC                COM             858912108   20,020,482    346,555  SH          Sole                346,555
SYSCO CORP                    COM             871829107   23,069,979    751,710  SH          Sole                751,710
TARGET CORP                   COM             876120000   17,893,574     313208  SH          Sole                313,208
THERMO FISHER SCIENTIFIC INC  COM             883556102   22,878,758     417115  SH          Sole                417,115
TOLL BROTHERS INC             COM             889478103    2,919,735    130,113  SH          Sole                130,113
TRACTOR SUPPLY CO             COM             892356106    2,128,988     30,510  SH          Sole                 30,510
TRANSDIGM GROUP INC           COM             893641100   14,645,572    261,155  SH          Sole                261,155
UNITED TECHNOLOGIES CORP      COM             913017109   18,259,118     249612  SH          Sole                249,612
VULCAN MATLS CO               COM             929160109    3,862,034     70,591  SH          Sole                 70,591
WEATHERFORD INTERNATIONAL LT  REG             H27013103    2,402,534    150,534  SH          Sole                150,534
WELLS FARGO & CO NEW          COM             949746101    6,218,987     184759  SH          Sole                184,759